VESSELS UNDER FINANCE LEASE, NET	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET
Movements in the year ended December 31, 2020 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance at December 31, 2019	755,058	(40,582)	714,476
Depreciation	—	(39,977)	(39,977)
Capital improvements	22,881	—	22,881
Balance at December 31, 2020	777,939	(80,559)	697,380

As at December 31, 2020, seven vessels were accounted for as vessels under finance lease, made up of four 13,800 TEU container vessels and three 10,600 TEU container vessels. The vessels are leased back for an original term ranging from six to 11 years, with options to purchase each vessel after six years.

Total depreciation expense for vessels under finance lease amounted to 40.0 million for the year ended December 31, 2020 and is included in depreciation in the consolidated statements of operations. (2019: $36.1 million; 2018: $4.5 million).